Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 01, 2024	Jun. 30, 2024	Apr. 03, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 301		$ 1,779					$ 4,319
Prepaid expenses and other current assets	256		795					1,060
Total current assets	6,785		2,574					5,379
Property and equipment, net	77		111					183
Restricted cash	10		9					150
Operating lease right-of-use assets	824		1,051					1,444
Indefinite-Lived Intangible Assets (Excluding Goodwill)	24,130		24,130	$ 2,900				25,250
Total assets	31,826		27,875					32,406
Current liabilities:
Accounts payable	4,123		1,879					809
Accrued expenses	1,959		1,706					1,618
Operating lease liabilities - current portion	531		508					436
Loans payable - current portion	0		333					233
Other current liabilities	426		359					900
Total current liabilities	15,721		5,717					3,996
Operating lease liabilities - non-current portion	381		653					1,161
Restructured debt liability - contingent milestone payments			0					15,000
Other liabilities	3,800		3,800					3,800
Deferred tax liabilities	5,075		4,528					5,058
Total liabilities	24,977		14,698					29,015
Total mezzanine equity	3,243		3,181					0
Stockholders’ equity:
Preferred stock, $0.001 par value; 4,975,680 and 5,000,000 shares authorized; 0 shares issued and outstanding at December 31, 2024 and 2023, respectively	0		0					0
Common stock, $0.001 par value; 120,000,000 shares authorized; 256,397 and 6,664 shares issued and outstanding at December 31, 2024 and 2023, respectively	9		0					0
Additional paid-in capital	867,937		859,660					851,268
Accumulated deficit	(861,286)		(846,610)					(844,823)
Treasury stock (at cost); 1 share	(3,054)		(3,054)					(3,054)
Total stockholders’ equity	3,606	$ 10,290	9,996		$ 3,494		$ 15,421	3,391	$ 10,012
Total liabilities, mezzanine equity & stockholders’ equity	31,826		27,875					32,406
Series C Preferred Stock [Member]
Current liabilities:
Total mezzanine equity	356		3,181					0
Series B Preferred Stock [Member]
Current liabilities:
Total mezzanine equity	0		0					0
Stockholders’ equity:
Preferred stock, $0.001 par value; 4,975,680 and 5,000,000 shares authorized; 0 shares issued and outstanding at December 31, 2024 and 2023, respectively						$ 7,000
Embedded Derivative Financial Instruments, Convertible Promissory Note [Member]
Current liabilities:
Derivative liability	0		299					0
Warrant Liability [Member]
Current liabilities:
Derivative liability	$ 52		305					0
June 2024 Commitment Note [Member]
Current liabilities:
ELOC commitment note payable			$ 328		$ 300			$ 0